NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020	Jan. 31, 2019
Liabilities:
Derivative Liabilities - embedded redemption feature	$ 148,957	$ 213,741		$ 2,611,125
Totals	148,957	213,741	[1]	2,611,125
Quoted Prices in Active Markets For Identical Assets (Level 1) [Member]
Liabilities:
Derivative Liabilities - embedded redemption feature
Totals
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative Liabilities - embedded redemption feature
Totals
Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative Liabilities - embedded redemption feature	148,957	213,741		2,611,125	$ 2,041,260
Totals	$ 148,957	$ 213,741		$ 2,611,125

[1]	Derived from audited information